Summary of Significant Accounting Policies - Schedule of basic and diluted net loss per ordinary share (Detail) - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income	$ 4,810	$ 4,846
Net Earnings	4,810	4,846
Numerator: Net Loss minus Redeemable Net Earnings
Net loss	(23,560,263)	(12,341,951)
Redeemable Net Earnings	(4,810)	(4,846)
Non-Redeemable Net Loss	$ (23,565,073)	$ (12,346,797)
Class A redeemable ordinary shares [Member]
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Basic and Diluted (in Shares)	32,000,000	31,553,191
Class A ordinary shares [Member]
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Earnings/Loss Basic and Diluted (in Dollars per share)	$ 0.00	$ 0.00
Class B non-redeemable ordinary shares [Member]
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Basic and Diluted (in Shares)	8,000,000	7,732,484
Class B ordinary shares [Member]
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Earnings/Loss Basic and Diluted (in Dollars per share)	$ (2.95)	$ (1.60)